UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21729

Name of Fund: BlackRock Global Opportunities Equity Trust (BOE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Opportunities Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia – 1.1%
Australia & New Zealand Banking Group Ltd.	167,600	$4,121,145
Newcrest Mining Ltd.	192,200	4,700,285
PanAust Ltd. (a)	880,900	2,179,047

		11,000,477

Belgium – 0.8%
Anheuser-Busch InBev NV	106,659	8,439,228

Bermuda – 1.0%
PartnerRe Ltd. (b)	69,000	4,998,360
Seadrill Ltd.	135,500	5,280,640

		10,279,000

Brazil – 1.1%
Banco Bradesco SA - ADR (b)	363,100	5,569,954
Banco Bradesco SA, Preference Shares	104,000	1,594,612
BM&FBovespa SA	722,244	4,063,768

		11,228,334

British Virgin Islands – 0.4%
Arcos Dorados Holdings, Inc., Class A (b)	345,500	4,519,140

Canada – 2.5%
First Quantum Minerals Ltd. (b)	169,800	3,083,271
Saputo, Inc. (b)	140,400	5,982,243
Suncor Energy, Inc. (b)	140,200	4,281,708
The Toronto-Dominion Bank (b)	58,800	4,627,308
TransCanada Corp. (b)	168,700	7,682,634

		25,657,164

China – 1.4%
Air China Ltd., Class H	3,192,000	2,246,481
China Construction Bank Corp., H Shares	9,100,200	6,114,759
China Eastern Airlines Corp. Ltd., H Shares (a)	4,188,000	1,456,105
China Southern Airlines Corp. Ltd., H Shares	4,031,200	1,989,555
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (c)	2,308,600	2,563,638

		14,370,538

France – 3.2%
Arkema SA	30,600	2,252,418
BNP Paribas SA	78,180	2,887,959
Danone SA (b)	130,800	7,950,511
LVMH Moet Hennessy Louis Vuitton SA (b)	41,600	6,257,944
Sanofi SA	167,200	13,641,499

		32,990,331

Germany – 5.8%
Allianz SE	58,300	5,783,875
Continental AG	34,500	3,119,399
Daimler AG	123,700	6,163,432
Deutsche Bank AG	204,500	6,208,781

Common Stocks	Shares	Value
Germany (continued)
Deutsche Lufthansa AG	467,800	$5,880,243
GSW Immobilien AG	53,800	1,978,842
Infineon Technologies AG	578,908	4,206,542
Merck KGaA	61,600	6,195,331
SAP AG - ADR (b)	162,000	10,264,320
Volkswagen AG, Preference Shares	56,700	9,648,810

		59,449,575

Hong Kong – 1.7%
AIA Group Ltd.	2,481,000	8,668,146
BOC Hong Kong Holdings Ltd.	1,748,500	5,347,921
Wharf Holdings Ltd.	606,200	3,490,848

		17,506,915

India – 0.6%
ICICI Bank Ltd.	133,400	2,295,641
Jubilant Foodworks Ltd. (a)	163,594	3,296,274

		5,591,915

Indonesia – 0.3%
Tower Bersama Infrastructure Tbk PT	7,041,700	2,911,985

Ireland – 1.3%
Accenture Plc, Class A (b)	53,300	3,213,990
Ingersoll-Rand Plc (b)	225,200	9,550,732

		12,764,722

Italy – 0.8%
Eni SpA	254,200	5,241,694
Intesa Sanpaolo SpA	1,945,300	2,458,992

		7,700,686

Japan – 4.7%
Advantest Corp.	232,500	2,950,350
Bridgestone Corp.	177,500	3,998,018
Hino Motors Ltd.	643,700	4,448,328
Hitachi Ltd.	514,000	3,030,258
Honda Motor Co. Ltd.	179,500	5,706,360
ORIX Corp.	52,800	4,991,575
Softbank Corp.	177,500	6,772,301
Sumitomo Mitsui Financial Group, Inc.	149,800	4,717,398
Tokio Marine Holdings, Inc.	290,800	6,662,859
Yahoo Japan Corp.	13,233	4,840,949

		48,118,396

Mexico – 0.5%
Fomento Economico Mexicano SAB de CV - ADR	59,800	5,108,116

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	HKD	Hong Kong Dollar
	AUD	Australian Dollar	JPY	Japanese Yen
	BRL	Brazil Real	NOK	Norwegian Krone
	CAD	Canadian Dollar	REIT	Real Estate Investment Trust
	CHF	Swiss Franc	SEK	Swedish Krona
	EUR	Euro	SGD	Singapore Dollar
	GBP	British Pound	TWD	Taiwan Dollar
	GDR	Global Depositary Receipt	USD	US Dollar

JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands – 2.3%
Akzo Nobel NV	110,900	$5,985,772
Corio NV - REIT	41,783	1,845,667
Royal Dutch Shell Plc, Class A - ADR	166,400	11,348,480
Unilever NV	122,800	4,263,367

		23,443,286

Norway – 0.7%
Statoil ASA	278,800	6,626,123

Russia – 0.4%
Magnit OJSC - GDR	144,900	3,724,278

Singapore – 0.8%
Keppel Corp. Ltd.	874,000	7,822,283

South Korea – 0.6%
Samsung Electronics Co. Ltd.	5,250	6,034,987

Spain – 0.2%
Telefonica SA	199,100	2,258,449

Sweden – 2.4%
Svenska Cellulosa AB, B Shares	946,527	16,073,641
Volvo AB, B Shares	710,700	8,744,793

		24,818,434

Switzerland – 2.2%
Julius Baer Group Ltd.	144,400	5,157,937
Roche Holding AG	73,100	12,944,227
Xstrata Plc	322,100	4,256,465

		22,358,629

Taiwan – 0.7%
First Financial Holding Co. Ltd.	7,954,460	4,810,369
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	189,500	2,647,315

		7,457,684

Thailand — 0.5%
Bangkok Bank PCL - NVDR	847,300	5,248,598

United Kingdom – 8.9%
Afren Plc (a)	1,726,700	3,444,396
Aveva Group Plc	80,200	2,240,079
Barclays Plc - ADR (b)	114,500	1,197,670
BG Group Plc	271,000	5,334,681
BP Plc	1,298,300	8,620,574
British American Tobacco Plc	282,300	14,994,140
Diageo Plc	288,400	7,708,812
Experian Plc	545,100	8,082,762
HSBC Holdings Plc	842,630	7,039,382
Inmarsat Plc	596,400	4,586,002
National Grid Plc	699,300	7,253,657
Subsea 7 SA	205,100	4,286,770
Unilever Plc	139,700	5,009,114
Veripos, Inc. (a)	20,510	39,471
Vodafone Group Plc - ADR (b)	374,800	10,775,500

		90,613,010

United States – 51.2%
Abbott Laboratories	115,900	7,685,329
Allergan, Inc. (b)	65,000	5,334,550
Amazon.Com, Inc. (a)(b)	23,900	5,575,870
American Electric Power Co., Inc. (b)	159,000	6,716,160
Amgen, Inc. (b)	156,900	12,959,940
Apple, Inc. (b)	42,600	26,018,376
AT&T Inc. (b)	253,000	9,593,760
Biogen Idec, Inc. (a)(b)	37,361	5,448,355
Cardinal Health, Inc. (b)	122,000	5,256,980
Celgene Corp. (a)(b)	112,600	7,708,596

Common Stocks	Shares	Value
United States (continued)
Cisco Systems, Inc. (b)	299,200	$4,772,240
Citigroup, Inc. (b)	108,390	2,940,621
The Clorox Co.	61,100	4,442,581
Comcast Corp., Class A (b)	240,600	7,831,530
ConAgra Foods, Inc.	241,500	5,962,635
Costco Wholesale Corp. (b)	87,100	8,377,278
Crown Holdings, Inc. (a)(b)	181,000	6,497,900
CSX Corp. (b)	243,500	5,585,890
DIRECTV, Class A (a)(b)	167,500	8,318,050
Dominion Resources, Inc.	143,900	7,815,209
Eaton Corp. (b)	182,200	7,987,648
eBay, Inc. (a)(b)	223,100	9,883,330
EMC Corp. (a)	201,000	5,268,210
EQT Corp. (b)	76,200	4,297,680
The Estee Lauder Cos., Inc., Class A (b)	127,200	6,662,736
Exelon Corp.	174,100	6,810,792
Express Scripts Holding Co. (a)(b)	72,800	4,218,032
Exxon Mobil Corp. (b)	238,100	20,678,985
Federal Realty Investment Trust - REIT	46,200	5,020,092
FedEx Corp. (b)	90,300	8,154,090
The Gap, Inc. (b)	180,000	5,308,200
The Goldman Sachs Group, Inc. (b)	57,700	5,821,930
Google, Inc., Class A (a)(b)	16,500	10,444,005
The Hain Celestial Group, Inc. (a)(b)	42,419	2,362,314
Intel Corp. (b)	166,300	4,273,910
International Business Machines Corp. (b)	16,500	3,233,670
International Paper Co. (b)	180,500	5,922,205
Intuit, Inc. (b)	87,500	5,076,750
Intuitive Surgical, Inc. (a)	2,468	1,188,342
Johnson & Johnson (b)	217,800	15,076,116
JPMorgan Chase & Co. (b)	227,500	8,190,000
KeyCorp (b)	1,028,400	8,206,632
Kraft Foods, Inc., Class A (b)	269,300	10,693,903
Las Vegas Sands Corp. (b)	115,700	4,213,794
Liberty Global, Inc., Class A (a)	127,300	6,718,894
Linear Technology Corp. (b)	149,294	4,814,732
Lowe’s Cos., Inc. (b)	222,000	5,632,140
Mastercard, Inc. (b)	11,900	5,195,183
Merck & Co., Inc. (b)	174,200	7,694,414
MetLife, Inc. (b)	174,100	5,357,057
Monsanto Co. (b)	80,700	6,909,534
The Nasdaq OMX Group, Inc. (b)	217,500	4,937,250
NetApp, Inc. (a)(b)	323,400	10,565,478
NII Holdings, Inc. (a)(b)	66,400	448,200
NIKE, Inc., Class B	52,600	4,910,210
Occidental Petroleum Corp. (b)	92,800	8,076,384
Owens Corning (a)(b)	177,800	4,775,708
Perrigo Co. (b)	35,700	4,070,514
Pfizer, Inc. (b)	222,700	5,353,708
PPL Corp.	132,900	3,840,810
Reynolds American, Inc. (b)	114,500	5,297,915
Rockwell Automation, Inc. (b)	82,000	5,523,520
Rowan Cos. Plc, Class A (a)(b)	126,000	4,426,380
Schlumberger Ltd. (b)	131,400	9,363,564
SPX Corp. (b)	101,000	6,132,720
Teradata Corp. (a)(b)	150,280	10,161,934
TIBCO Software, Inc. (a)(b)	177,060	4,973,615
Time Warner, Inc. (b)	252,000	9,858,240
United Rentals, Inc. (a)(b)	171,000	4,943,610
Verizon Communications, Inc. (b)	154,600	6,978,644
Vertex Pharmaceuticals, Inc. (a)(b)	88,500	4,293,135
Visa, Inc., Class A (b)	42,700	5,511,289

2	JULY 31, 2012

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
Wells Fargo & Co. (b)	471,500	$15,941,415
Weyerhaeuser Co. - REIT	84,626	1,976,017
Whirlpool Corp. (b)	82,400	5,566,944
Zimmer Holdings, Inc. (b)	119,200	7,024,456

		521,108,830

Total Long Term Investments (Cost – $991,772,315) – 98.1%		999,151,113

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (d)(f)	33,202,675	33,202,675

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.30% (d)(e)(f)	$868	867,734

Total Short-Term Securities (Cost – $34,070,409) – 3.3%		34,070,409

Total Investments Before Outstanding Options Written (Cost – $1,025,842,724*) – 101.4%		1,033,221,522

Options Written	Contracts
Exchange-Traded Call Options – (0.8)%
Accenture Plc, Class A, Strike Price USD 60, Expires 8/20/12	310	(40,300)
Allergan, Inc., Strike Price USD 90, Expires 8/20/12	358	(17,005)
Amazon.Com, Inc., Strike Price USD 225, Expires 8/20/12	130	(148,525)
American Electric Power Co., Inc., Strike Price USD 40, Expires 8/20/12	873	(200,790)
Amgen, Inc.:
Strike Price USD 78.50, Expires 8/18/12	265	(115,095)
Strike Price USD 75, Expires 8/20/12	55	(42,487)
Strike Price USD 80, Expires 8/20/12	165	(52,800)
Strike Price USD 77.50, Expires 9/24/12	380	(222,300)
Apple, Inc.:
Strike Price USD 585, Expires 8/20/12	55	(155,512)
Strike Price USD 590, Expires 8/20/12	65	(157,788)
Strike Price USD 615, Expires 8/20/12	63	(57,488)
Strike Price USD 595, Expires 9/24/12	50	(150,125)
Arcos Dorados Holdings, Inc., Class A:
Strike Price USD 17.50, Expires 8/20/12	500	(2,500)
Strike Price USD 15, Expires 9/24/12	510	(17,850)
AT&T Inc., Strike Price USD 35.75, Expires 8/29/12	710	(154,727)
Banco Bradesco SA - ADR, Strike Price USD 15, Expires 8/20/12	1,015	(62,930)
Barclays Plc - ADR:
Strike Price USD 10, Expires 8/20/12	315	(19,688)
Strike Price USD 10, Expires 9/24/12	315	(29,925)

Options Written	Contracts	Value
Exchange-Traded Call Options (continued)
Biogen Idec, Inc.:
Strike Price USD 145, Expires 8/20/12	100	$(33,500)
Strike Price USD 145, Expires 9/24/12	105	(61,425)
Cardinal Health, Inc., Strike Price USD 43, Expires 8/20/12	670	(73,700)
Celgene Corp., Strike Price USD 72.50, Expires 9/24/12	620	(66,960)
Cisco Systems, Inc., Strike Price USD 16, Expires 8/20/12	1,640	(94,300)
Citigroup, Inc.:
Strike Price USD 27, Expires 9/24/12	300	(45,900)
Strike Price USD 28, Expires 10/22/12	295	(44,398)
Comcast Corp., Class A:
Strike Price USD 32, Expires 8/20/12	440	(46,420)
Strike Price USD 32, Expires 9/24/12	880	(124,520)
Costco Wholesale Corp., Strike Price USD 97.50, Expires 9/24/12	480	(82,800)
Crown Holdings, Inc., Strike Price USD 35, Expires 8/20/12	485	(59,412)
CSX Corp., Strike Price USD 22.50, Expires 8/20/12	680	(48,960)
Danone SA, Strike Price EUR 52, Expires 8/17/12	50	(1,094)
DIRECTV, Class A, Strike Price USD 49, Expires 9/24/12	920	(185,380)
Eaton Corp., Strike Price USD 40, Expires 8/20/12	960	(369,600)
eBay, Inc.:
Strike Price USD 40, Expires 8/20/12	430	(191,350)
Strike Price USD 47, Expires 9/24/12	800	(73,200)
EQT Corp., Strike Price USD 50, Expires 8/20/12	285	(193,800)
The Estee Lauder Cos., Inc., Class A, Strike Price USD 55, Expires 8/20/12	700	(71,750)
Express Scripts Holding Co.:
Strike Price USD 55, Expires 8/20/12	40	(14,000)
Strike Price USD 57.50, Expires 9/24/12	360	(88,920)
Exxon Mobil Corp., Strike Price USD 84, Expires 8/18/12	535	(167,990)
FedEx Corp., Strike Price USD 92.50, Expires 8/20/12	495	(36,878)
First Quantum Minerals Ltd.:
Strike Price CAD 21.50, Expires 8/20/12	450	(2,244)
Strike Price CAD 22, Expires 8/20/12	450	(1,122)
The Gap, Inc., Strike Price USD 29, Expires 8/20/12	215	(31,068)
The Goldman Sachs Group, Inc.:
Strike Price USD 100, Expires 8/20/12	180	(56,700)
Strike Price USD 100, Expires 9/24/12	140	(66,150)
Google, Inc., Class A:
Strike Price USD 570, Expires 8/20/12	28	(179,620)
Strike Price USD 620, Expires 9/24/12	62	(172,050)
The Hain Celestial Group, Inc., Strike Price USD 60, Expires 9/24/12	233	(31,455)
Ingersoll-Rand Plc:
Strike Price USD 40, Expires 8/20/12	620	(172,050)
Strike Price USD 41, Expires 8/20/12	620	(124,000)
Intel Corp.:
Strike Price USD 27, Expires 8/20/12	510	(3,315)
Strike Price USD 26, Expires 9/24/12	400	(23,000)

JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options (continued)
International Business Machines Corp.:
Strike Price USD 195, Expires 8/20/12	125	$(38,125)
Strike Price USD 200, Expires 8/20/12	40	(3,880)
International Paper Co.:
Strike Price USD 32, Expires 9/24/12	498	(85,656)
Strike Price USD 33, Expires 9/24/12	498	(57,270)
Intuit, Inc., Strike Price USD 60, Expires 8/20/12	485	(36,375)
Johnson & Johnson:
Strike Price USD 69, Expires 8/18/12	590	(44,929)
Strike Price USD 70, Expires 8/20/12	200	(8,400)
JPMorgan Chase & Co.:
Strike Price USD 36, Expires 8/20/12	500	(45,250)
Strike Price USD 37, Expires 8/20/12	250	(11,500)
Strike Price USD 35, Expires 9/24/12	350	(74,200)
KeyCorp, Strike Price USD 8, Expires 9/24/12	1,535	(42,980)
Kraft Foods, Inc., Class A, Strike Price USD 40, Expires 9/24/12	1,480	(118,400)
Las Vegas Sands Corp., Strike Price USD 40, Expires 8/20/12	640	(16,960)
Linear Technology Corp., Strike Price USD 33, Expires 9/24/12	855	(55,575)
Lowe’s Cos., Inc., Strike Price USD 27, Expires 9/24/12	1,220	(61,000)
LVMH Moet Hennessy Louis Vuitton SA, Strike Price EUR 125, Expires 8/17/12	92	(20,263)
Mastercard, Inc., Strike Price USD 435, Expires 8/20/12	65	(85,475)
Merck & Co., Inc.:
Strike Price USD 43, Expires 8/20/12	635	(89,535)
Strike Price USD 44, Expires 8/20/12	325	(22,588)
MetLife, Inc.:
Strike Price USD 31, Expires 8/20/12	305	(24,248)
Strike Price USD 30, Expires 9/24/12	650	(127,725)
Monsanto Co.:
Strike Price USD 80, Expires 8/20/12	155	(93,388)
Strike Price USD 84.35, Expires 8/29/12	290	(83,512)
The Nasdaq OMX Group, Inc.:
Strike Price USD 22, Expires 8/20/12	600	(58,500)
Strike Price USD 23, Expires 9/24/12	600	(42,000)
NetApp, Inc.:
Strike Price USD 33, Expires 8/20/12	890	(149,965)
Strike Price USD 33, Expires 9/24/12	890	(197,135)
NII Holdings, Inc., Strike Price USD 9, Expires 8/20/12	193	(3,860)
Occidental Petroleum Corp.:
Strike Price USD 87.50, Expires 8/20/12	63	(12,663)
Strike Price USD 90, Expires 8/20/12	320	(31,360)
Strike Price USD 87.50, Expires 9/24/12	63	(21,262)
Strike Price USD 90, Expires 9/24/12	65	(14,365)
Owens Corning, Strike Price USD 31, Expires 8/20/12	975	(14,625)
PartnerRe Ltd., Strike Price USD 74, Expires 9/27/12	380	(36,274)
Perrigo Co., Strike Price USD 120, Expires 8/20/12	195	(14,625)
Pfizer, Inc.:
Strike Price USD 22.85, Expires 8/18/12	40	(4,847)
Strike Price USD 24, Expires 9/24/12	410	(21,935)
Reynolds American, Inc., Strike Price USD 44, Expires 8/20/12	618	(151,410)

Options Written	Contracts	Value
Exchange-Traded Call Options (concluded)
Rockwell Automation, Inc., Strike Price USD 70, Expires 8/20/12	451	$(27,060)
Rowan Cos. Plc, Class A, Strike Price USD 36, Expires 9/24/12	690	(103,500)
SAP AG - ADR:
Strike Price USD 60, Expires 8/20/12	285	(114,000)
Strike Price USD 67.50, Expires 9/24/12	610	(65,575)
Saputo, Inc., Strike Price CAD 44, Expires 8/20/12	775	(15,456)
Schlumberger Ltd., Strike Price USD 71, Expires 9/07/12	720	(201,330)
SPX Corp.:
Strike Price USD 65, Expires 8/20/12	300	(23,250)
Strike Price USD 65, Expires 9/24/12	256	(44,160)
Suncor Energy, Inc., Strike Price USD 30, Expires 8/20/12	170	(20,315)
Teradata Corp.:
Strike Price USD 70, Expires 8/20/12	535	(98,975)
Strike Price USD 75, Expires 8/20/12	292	(16,790)
TIBCO Software, Inc., Strike Price USD 31, Expires 8/20/12	207	(3,105)
Time Warner, Inc.:
Strike Price USD 38, Expires 8/20/12	300	(46,050)
Strike Price USD 38, Expires 9/24/12	485	(90,452)
The Toronto-Dominion Bank, Strike Price CAD 80, Expires 8/20/12	325	(15,394)
TransCanada Corp., Strike Price CAD 44, Expires 9/24/12	930	(179,907)
United Rentals, Inc., Strike Price USD 31, Expires 8/20/12	950	(71,250)
Verizon Communications, Inc., Strike Price USD 45, Expires 8/20/12	200	(13,000)
Vertex Pharmaceuticals, Inc.:
Strike Price USD 70, Expires 8/20/12	290	(2,900)
Strike Price USD 55, Expires 9/24/12	200	(25,500)
Visa, Inc., Class A, Strike Price USD 120, Expires 8/18/12	235	(218,776)
Vodafone Group Plc - ADR:
Strike Price USD 28, Expires 9/24/12	1,270	(158,750)
Strike Price USD 29, Expires 9/24/12	180	(11,250)
Wells Fargo & Co.:
Strike Price USD 34, Expires 8/20/12	1,095	(48,180)
Strike Price USD 35, Expires 9/24/12	329	(16,450)
Whirlpool Corp., Strike Price USD 70, Expires 8/20/12	270	(30,105)
Zimmer Holdings, Inc., Strike Price USD 65, Expires 8/20/12	655	(4,912)

Total Exchange-Traded Call Options		(8,375,318)

Over-the-Counter Call Options – (1.2)%
Abbott Laboratories, Strike Price USD 66.02, Expires 8/23/12, Broker Morgan Stanley & Co., Inc.	64,000	(73,007)
Advantest Corp., Strike Price JPY 1,250.19, Expires 8/01/12, Broker Citigroup Global Markets, Inc.	183,000	–
Afren Plc:
Strike Price GBP 0.97, Expires 8/13/12, Broker UBS Securities LLC	333,100	(157,600)
Strike Price GBP 1.15, Expires 8/13/12, Broker Morgan Stanley & Co., Inc.	616,600	(129,908)

4	JULY 31, 2012

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
AIA Group Ltd.:
Strike Price HKD 25.55, Expires 8/02/12, Broker Deutsche Bank Securities Corp.	304,400	$(60,791)
Strike Price HKD 26.07, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	1,060,000	(166,742)
Air China Ltd., Class H, Strike Price HKD 4.64, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	1,756,000	(186,170)
Akzo Nobel NV, Strike Price EUR 38.96, Expires 9/05/12, Broker UBS Securities LLC	61,000	(375,344)
Allianz SE, Strike Price EUR 79.02, Expires 9/12/12, Broker UBS Securities LLC	32,100	(143,102)
Anheuser-Busch InBev NV, Strike Price EUR 63.97, Expires 9/05/12, Broker Banc of America Securities	58,700	(130,820)
Arcos Dorados Holdings, Inc., Class A, Strike Price USD 14.10, Expires 9/05/12, Broker Deutsche Bank Securities Corp.	89,000	(44,538)
Arkema SA, Strike Price EUR 59.66, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	17,000	(68,020)
AT&T Inc., Strike Price USD 35.04, Expires 8/09/12, Broker Goldman Sachs & Co.	68,000	(195,840)
Australia & New Zealand Banking Group Ltd., Strike Price AUD 21.53, Expires 8/13/12, Broker UBS Securities LLC	92,000	(182,440)
Aveva Group Plc:
Strike Price GBP 17.86, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	22,000	(25,794)
Strike Price GBP 18.03, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	22,000	(25,000)
Banco Bradesco SA - ADR, Strike Price USD 15.12, Expires 9/06/12, Broker Morgan Stanley & Co., Inc.	98,000	(68,535)
Banco Bradesco SA, Preference Shares, Strike Price BRL 31.90, Expires 9/26/12, Broker Citigroup Global Markets, Inc.	57,200	(37,352)
BG Group Plc, Strike Price GBP 12.69, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	149,000	(48,342)
BM&FBovespa SA, Strike Price BRL 11.27, Expires 8/22/12, Broker Banc of America Securities	397,200	(110,795)
BNP Paribas SA, Strike Price EUR 30.28, Expires 9/05/12, Broker Banc of America Securities	44,500	(80,595)
BOC Hong Kong Holdings Ltd., Strike Price HKD 23.44, Expires 8/28/12, Broker Morgan Stanley & Co., Inc.	962,000	(82,095)
BP Plc, Strike Price GBP 4.33, Expires 9/05/12, Broker Banc of America Securities	554,200	(67,148)
Bridgestone Corp., Strike Price JPY 1,757.42, Expires 8/13/12, Broker UBS Securities LLC	97,600	(45,273)
British American Tobacco Plc, Strike Price GBP 34.14, Expires 9/05/12, Broker Citigroup Global Markets, Inc.	155,300	(112,200)
China Construction Bank Corp., H Shares, Strike Price HKD 5.21, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	5,005,000	(67,317)
China Eastern Airlines Corp. Ltd., H Shares, Strike Price HKD 2.54, Expires 8/13/12, Broker Banc of America Securities	2,304,000	(54,653)
China Southern Airlines Corp. Ltd., H Shares, Strike Price HKD 3.49, Expires 8/13/12, Broker Banc of America Securities	2,218,000	(98,464)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
The Clorox Co., Strike Price USD 72.14, Expires 8/07/12, Broker Deutsche Bank Securities Corp.	33,500	$(25,549)
ConAgra Foods, Inc., Strike Price USD 25.40, Expires 9/10/12, Broker Deutsche Bank Securities Corp.	132,900	(26,195)
Continental AG, Strike Price EUR 69.28, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	19,000	(126,423)
Corio NV - REIT, Strike Price EUR 36.44, Expires 9/12/12, Broker UBS Securities LLC	23,000	(18,882)
Crown Holdings, Inc., Strike Price USD 34.11, Expires 8/03/12, Broker Banc of America Securities	50,000	(89,524)
CSX Corp., Strike Price USD 22.91, Expires 9/28/12, Broker Deutsche Bank Securities Corp.	66,000	(55,211)
Daimler AG, Strike Price EUR 33.60, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	68,100	(577,568)
Danone SA, Strike Price EUR 49.91, Expires 9/05/12, Broker Banc of America Securities	67,000	(77,044)
Deutsche Bank AG, Strike Price EUR 27.25, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	112,500	(14,108)
Deutsche Lufthansa AG, Strike Price EUR 9.72, Expires 9/05/12, Broker UBS Securities LLC	257,300	(200,332)
Diageo Plc, Strike Price GBP 16.77, Expires 9/05/12, Broker Banc of America Securities	158,700	(138,238)
Dominion Resources, Inc., Strike Price USD 54.64, Expires 8/24/12, Broker Credit Suisse First Boston	79,000	(30,415)
EMC Corp., Strike Price USD 25.89, Expires 8/23/12, Broker Deutsche Bank Securities Corp.	110,500	(97,604)
Eni SpA, Strike Price EUR 17.07, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	139,900	(73,170)
EQT Corp., Strike Price USD 57.07, Expires 9/14/12, Broker Goldman Sachs & Co.	13,500	(24,516)
Exelon Corp., Strike Price USD 39.54, Expires 9/06/12, Broker Deutsche Bank Securities Corp.	95,000	(40,052)
Experian Plc, Strike Price GBP 9.83, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	299,900	(27,081)
Exxon Mobil Corp., Strike Price USD 86.33, Expires 9/04/12, Broker Citigroup Global Markets, Inc.	77,500	(159,840)
Federal Realty Investment Trust - REIT, Strike Price USD 100.01, Expires 8/07/12, Broker Morgan Stanley & Co., Inc.	25,400	(219,832)
First Financial Holding Co. Ltd., Strike Price TWD 17.26, Expires 8/13/12, Broker Banc of America Securities	4,375,000	(154,000)
Fomento Economico Mexicano SAB de CV - ADR:
Strike Price USD 79.49, Expires 8/02/12, Broker Goldman Sachs & Co.	18,000	(106,740)
Strike Price USD 80.42, Expires 8/10/12, Broker Morgan Stanley & Co., Inc.	15,000	(75,639)
The Gap, Inc., Strike Price USD 26.83, Expires 8/22/12, Broker Morgan Stanley & Co., Inc.	78,000	(220,999)

JULY 31, 2012	5

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
GSW Immobilien AG:
Strike Price EUR 29.38, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	15,000	$(24,968)
Strike Price EUR 30.15, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	14,600	(17,371)
Hino Motors Ltd., Strike Price JPY 524.89, Expires 8/02/12, Broker Citigroup Global Markets, Inc.	354,000	(70,906)
Hitachi Ltd., Strike Price JPY 456.65, Expires 8/02/12, Broker Morgan Stanley & Co., Inc.	283,000	(24,031)
Honda Motor Co. Ltd.:
Strike Price JPY 2,612.57, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	69,000	(13,781)
Strike Price JPY 2,500.44, Expires 8/28/12, Broker Morgan Stanley & Co., Inc.	30,000	(28,189)
HSBC Holdings Plc, Strike Price GBP 5.51, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	463,500	(58,840)
Infineon Technologies AG, Strike Price EUR 5.90, Expires 9/05/12, Broker Banc of America Securities	420,000	(146,119)
Inmarsat Plc:
Strike Price GBP 4.87, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	148,500	(42,186)
Strike Price GBP 4.87, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	179,600	(50,824)
Intesa Sanpaolo SpA, Strike Price EUR 1.07, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	1,070,000	(74,551)
Johnson & Johnson, Strike Price USD 68.21, Expires 9/10/12, Broker Banc of America Securities	41,000	(52,583)
Julius Baer Group Ltd., Strike Price CHF 34.49, Expires 9/05/12, Broker UBS Securities LLC	79,500	(115,505)
Keppel Corp. Ltd., Strike Price SGD 11.25, Expires 9/18/12, Broker Deutsche Bank Securities Corp.	481,000	(98,466)
KeyCorp:
Strike Price USD 7.73, Expires 8/07/12, Broker Deutsche Bank Securities Corp.	77,500	(21,390)
Strike Price USD 7.32, Expires 8/13/12, Broker Banc of America Securities	226,000	(150,945)
Strike Price USD 8.14, Expires 10/04/12, Broker UBS Securities LLC	109,000	(26,814)
Liberty Global, Inc., Class A, Strike Price USD 53.75, Expires 9/06/12, Broker Banc of America Securities	70,000	(68,541)
LVMH Moet Hennessy Louis Vuitton SA, Strike Price EUR 118.73, Expires 9/12/12, Broker Banc of America Securities	9,300	(72,877)
Magnit OJSC - GDR, Strike Price USD 31.61, Expires 9/05/12, Broker UBS Securities LLC	79,700	(153,701)
Merck KGaA, Strike Price EUR 79.34, Expires 9/12/12, Broker UBS Securities LLC	33,900	(158,437)
National Grid Plc, Strike Price GBP 6.90, Expires 9/05/12, Broker Banc of America Securities	384,700	(21,882)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Newcrest Mining Ltd., Strike Price AUD 22.49, Expires 8/13/12, Broker UBS Securities LLC	106,000	$(132,457)
NIKE, Inc., Class B, Strike Price USD 102.56, Expires 8/02/12, Broker Morgan Stanley & Co., Inc.	28,000	–
ORIX Corp., Strike Price JPY 7,164.70, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	29,000	(104,566)
PanAust Ltd., Strike Price AUD 2.86, Expires 8/01/12, Broker UBS Securities LLC	484,500	(5)
Pfizer, Inc.:
Strike Price USD 21.93, Expires 8/07/12, Broker Deutsche Bank Securities Corp.	43,000	(90,558)
Strike Price USD 23.68, Expires 9/07/12, Broker Morgan Stanley & Co., Inc.	34,500	(24,460)
PPL Corp., Strike Price USD 27.86, Expires 8/07/12, Broker Deutsche Bank Securities Corp.	91,300	(95,043)
Roche Holding AG:
Strike Price CHF 162.97, Expires 8/13/12, Broker Banc of America Securities	18,000	(182,889)
Strike Price CHF 168.61, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	3,200	(15,167)
Strike Price CHF 170.49, Expires 9/12/12, Broker Citigroup Global Markets, Inc.	6,500	(29,492)
Strike Price CHF 170.75, Expires 9/12/12, Broker Banc of America Securities	12,500	(53,841)
Royal Dutch Shell Plc, Class A - ADR:
Strike Price USD 69.42, Expires 9/04/12, Broker Morgan Stanley & Co., Inc.	38,000	(28,948)
Strike Price USD 68.17, Expires 9/13/12, Broker Deutsche Bank Securities Corp.	46,000	(70,401)
Strike Price USD 68.98, Expires 9/27/12, Broker Citigroup Global Markets, Inc.	7,500	(9,402)
Sanofi SA:
Strike Price EUR 58.13, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	58,200	(586,021)
Strike Price EUR 62.57, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	33,800	(169,223)
Seadrill Ltd., Strike Price NOK 230.91, Expires 9/12/12, Broker UBS Securities LLC	75,000	(119,498)
Softbank Corp., Strike Price JPY 2,826.18, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	105,000	(224,881)
Statoil ASA:
Strike Price NOK 140.42, Expires 8/13/12, Broker Banc of America Securities	122,900	(91,108)
Strike Price NOK 143.75, Expires 9/12/12, Broker Banc of America Securities	30,500	(24,270)
Subsea 7 SA, Strike Price NOK 129.67, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	112,800	(107,455)

6	JULY 31, 2012

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Sumitomo Mitsui Financial Group, Inc., Strike Price JPY 2,522.58, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	82,400	$(25,062)
Suncor Energy, Inc., Strike Price USD 30.28, Expires 8/10/12, Broker Deutsche Bank Securities Corp.	60,000	(47,220)
Svenska Cellulosa AB, B Shares:
Strike Price SEK 101.08, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	189,600	(401,874)
Strike Price SEK 110.14, Expires 9/05/12, Broker Citigroup Global Markets, Inc.	169,900	(157,693)
Strike Price SEK 108.98, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	176,000	(187,738)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR:
Strike Price USD 13.92, Expires 8/22/12, Broker Deutsche Bank Securities Corp.	54,000	(19,353)
Strike Price USD 14.07, Expires 8/29/12, Broker Banc of America Securities	50,000	(30,778)
Telefonica SA, Strike Price EUR 9.86, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	109,500	(10,853)
TIBCO Software, Inc., Strike Price USD 30.37, Expires 9/06/12, Broker UBS Securities LLC	86,500	(39,358)
Time Warner, Inc., Strike Price USD 35.30, Expires 8/07/12, Broker Morgan Stanley & Co., Inc.	60,000	(228,954)
Tokio Marine Holdings, Inc., Strike Price JPY 1,903.30, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	160,000	(19,003)
Unilever NV, Strike Price EUR 27.96, Expires 9/05/12, Broker Banc of America Securities	67,600	(61,827)
Unilever Plc, Strike Price GBP 21.61, Expires 9/05/12, Broker UBS Securities LLC	76,900	(157,079)
Verizon Communications, Inc.:
Strike Price USD 44.81, Expires 8/29/12, Broker Goldman Sachs & Co.	10,000	(8,040)
Strike Price USD 45, Expires 9/11/12, Broker Goldman Sachs & Co.	55,000	(47,172)
Vodafone Group Plc - ADR, Strike Price USD 27.16, Expires 8/03/12, Broker Morgan Stanley & Co., Inc.	40,000	(63,764)
Volkswagen AG, Preference Shares:
Strike Price EUR 130.10, Expires 8/13/12, Broker Morgan Stanley & Co., Inc.	7,100	(71,756)
Strike Price EUR 141.00, Expires 9/12/12, Broker Citigroup Global Markets, Inc.	24,100	(102,581)

Options Written	Contracts	Value
Over-the-Counter Call Options (concluded)
Volvo AB, B Shares:
Strike Price SEK 75.54, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	194,500	$(233,310)
Strike Price SEK 82.51, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	196,400	(69,443)
Wells Fargo & Co.:
Strike Price USD 31.70, Expires 8/07/12, Broker Deutsche Bank Securities Corp.	34,000	(71,740)
Strike Price USD 32.84, Expires 8/16/12, Broker Deutsche Bank Securities Corp.	83,000	(97,164)
Wharf Holdings Ltd., Strike Price HKD 42.19, Expires 8/13/12, Broker Banc of America Securities	333,000	(114,381)
Whirlpool Corp., Strike Price USD 60.50, Expires 8/09/12, Broker Goldman Sachs & Co.	18,500	(131,276)
Xstrata Plc, Strike Price GBP 8.50, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	177,200	(92,326)
Yahoo Japan Corp., Strike Price JPY 27,601.20, Expires 8/28/12, Broker Banc of America Securities	8,000	(140,412)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H, Strike Price HKD 10.29, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	1,270,000	(1,166)

Total Over-the-Counter Call Options		(11,700,762)

Total Options Written (Premiums Received – $14,843,367) – (2.0)%		(20,076,080)

Total Investments Net of Outstanding Options Written – 99.4%		1,013,145,442
Other Assets Less Liabilities – 0.6%		5,737,158

Net Assets – 100.0%		$1,018,882,600

* As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,047,530,337

Gross unrealized appreciation	$33,031,409
Gross unrealized depreciation	(47,340,224)

Net unrealized depreciation	$(14,308,815)

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

JULY 31, 2012	7

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

(f)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Net Activity	Shares/ Beneficial Interest Held at July 31, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	30,113,366	3,089,309	33,202,675	$973	$53,350
BlackRock Liquidity Series, LLC Money Market Series	–	$867,734	$867,734	–	$32,632

—	Foreign currency exchange contracts as of July 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,263,818	JPY	99,051,000	UBS Securities LLC	8/01/12	$ (4,035)
				Citigroup Global
USD	1,685,601	JPY	131,696,000	Markets, Inc.	8/03/12	(163)
GBP	1,244,000	USD	1,950,363	UBS Securities LLC	8/03/12	27

Total						$ (4,171)

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	–	$11,000,477	–	$11,000,477
Belgium	–	8,439,228	–	8,439,228
Bermuda	$4,998,360	5,280,640	–	10,279,000
Brazil	11,228,334	–	–	11,228,334
British Virgin Islands	4,519,140	–	–	4,519,140
Canada	25,657,164	–	–	25,657,164
China	–	14,370,538	–	14,370,538
France	–	32,990,331	–	32,990,331
Germany	10,264,320	49,185,255	–	59,449,575
Hong Kong	–	17,506,915	–	17,506,915
India	–	5,591,915	–	5,591,915
Indonesia	–	2,911,985	–	2,911,985
Ireland	12,764,722	–	–	12,764,722
Italy	–	7,700,686	–	7,700,686
Japan	4,840,949	43,277,447	–	48,118,396
Mexico	5,108,116	–	–	5,108,116
Netherlands	11,348,480	12,094,806	–	23,443,286
Norway	–	6,626,123	–	6,626,123
Russia	3,724,278	–	–	3,724,278
Singapore	–	7,822,283	–	7,822,283
South Korea	–	6,034,987	–	6,034,987
Spain	–	2,258,449	–	2,258,449
Sweden	–	24,818,434	–	24,818,434
Switzerland	–	22,358,629	–	22,358,629
Taiwan	2,647,315	4,810,369	–	7,457,684
Thailand	–	5,248,598	–	5,248,598
United Kingdom	12,012,641	78,600,369	–	90,613,010
United States	521,108,830	–	–	521,108,830
Short-Term Securities	33,202,675	867,734	–	34,070,409

Total	$663,425,324	$369,796,198	–	$1,033,221,522

8	JULY 31, 2012

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$27	–	–	$27
Liabilities:
Equity contracts	(7,326,479)	$(12,749,601)	–	(20,076,080)
Foreign currency exchange contracts	(4,198)	–	–	(4,198)

Total	$(7,330,650)	$(12,749,601)	–	$(20,080,251)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,171,086	–	–	$2,171,086
Foreign currency	4,887,793	–	–	4,887,793
Cash pledged as collateral for options written	910,000	–	–	910,000
Liabilities:
Collateral on securities loaned at value	–	$(867,734)	–	(867,734)

Total	$7,968,879	$(867,734)	–	$7,101,145

There were no transfers between levels during the period ended July 31, 2012.

JULY 31, 2012	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Opportunities Equity Trust

Date: September 25, 2012